S000004353 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	294 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.05%	13.07%	14.22%
S&P Data Center, Tower REIT and Communications Equipment Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.24%	8.64%	9.91%
iShares U.S. Digital Infrastructure and Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.80%	8.17%	9.49%
Performance Inception Date					Jul. 10, 2001
iShares U.S. Digital Infrastructure and Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.43%	7.94%	9.29%
iShares U.S. Digital Infrastructure and Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	6.39%	7.77%

[1]	The S&P Data Center, Tower REIT and Communications Equipment Index (Spliced) reflects the performance of the S&P North American Technology Multimedia Networking Index through December 17, 2023 and the S&P Data Center, Tower REIT and Communications Equipment Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.